UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 88.6%

	REPURCHASE AGREEMENTS – 9.0%

$5,321	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $5,321,193, collateralized by $5,265,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $5,428,636	0.030%	1/04/16	N/A	$5,321,175

14,699	Repurchase Agreement with State Street Bank, dated 12/31/15, repurchase price $14,698,609, collateralized by $15,465,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $14,995,065 (3)	0.010%	1/04/16	N/A	14,698,593
20,020	Total Repurchase Agreements (cost $20,019,768)				20,019,768

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 79.6%

4,000	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.875%	12/07/16	Aaa	4,003,844

7,400	Federal Home Loan Bank Bonds	0.500%	9/28/16	Aaa	7,387,272

9,000	Federal Home Loan Bank Bonds	0.625%	11/23/16	Aaa	8,982,702

9,000	U.S. Treasury Bills	0.000%	1/07/16	Aaa	8,999,964

19,700	U.S. Treasury Bills	0.000%	2/04/16	Aaa	19,698,286

20,000	U.S. Treasury Bills	0.000%	3/03/16	Aaa	19,996,480

24,500	U.S. Treasury Bills	0.000%	3/31/16	Aaa	24,489,661

25,000	U.S. Treasury Bills	0.000%	4/28/16	Aaa	24,979,050

27,395	U.S. Treasury Bills	0.000%	5/26/16	Aaa	27,352,702

4,000	U.S. Treasury Bills	0.000%	6/23/16	Aaa	3,991,108

15,000	U.S. Treasury Bills	0.000%	8/18/16	Aaa	14,949,555

4,500	U.S. Treasury Bills	0.000%	9/15/16	Aaa	4,483,661

6,750	U.S. Treasury Bills	0.000%	11/10/16	Aaa	6,719,503
$176,245	Total U.S. Government and Agency Obligations (cost $176,076,058)				176,033,788
	Total Short-Term Investments (cost $196,095,826)				196,053,556
	Other Assets Less Liabilities – 11.4% (4)				25,204,776
	Net Assets – 100%				$221,258,332

Investments in Derivatives as of December 31, 2015 (5)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	March 2016	495	$18,646,650	$396,000	$(2,322,095)

	NYMEX WTI Crude Oil Futures Contract	Long	March 2016	374	14,275,580	198,220	(1,891,171)

	NYMEX WTI Crude Oil Futures Contract	Long	May 2016	44	1,759,120	31,240	68,218
	Total Crude Oil			913	34,681,350	625,460	(4,145,048)

Nuveen Investments	1

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy (conti nued)	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2016	137	$4,579,225	$(65,075)	$(473,064)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	March 2016	94	4,535,857	47,376	(804,048)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	February 2016	114	2,664,180	140,220	435,822

	NYMEX Natural Gas Futures Contract	Long	March 2016	417	9,853,710	450,360	903,706
	Total Natural Gas			531	12,517,890	590,580	1,339,528

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	March 2016	160	8,723,904	174,720	(145,273)
	Total Energy			1,835	65,038,226	1,373,061	(4,227,905)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2016	83	3,123,913	(39,425)	(250,275)

	LME Primary Aluminum Futures Contract	Short	January 2016	(83)	(3,123,913)	39,425	(16,263)

	LME Primary Aluminum Futures Contract	Long	March 2016	333	12,552,019	(174,825)	(390,626)

	LME Primary Aluminum Futures Contract	Short	March 2016	(199)	(7,501,056)	104,475	68,138

	LME Primary Aluminum Futures Contract	Long	May 2016	179	6,772,912	(93,975)	(91,638)

	LME Primary Aluminum Futures Contract	Short	May 2016	(58)	(2,194,575)	30,450	(28,325)

	LME Primary Aluminum Futures Contract	Long	July 2016	45	1,711,969	(21,937)	20,344

	LME Primary Aluminum Futures Contract	Short	July 2016	(4)	(152,175)	1,950	(1,525)
	Total Aluminum			296	11,189,094	(153,862)	(690,170)

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2016	5	266,875	(1,438)	3,401

	CEC Copper High Grade Futures Contract	Long	May 2016	44	2,355,650	(11,550)	(278,119)

	LME Copper Futures Contract	Long	January 2016	50	5,890,313	(38,125)	(504,013)

	LME Copper Futures Contract	Short	January 2016	(50)	(5,890,313)	38,125	689,488

	LME Copper Futures Contract	Long	March 2016	148	17,420,525	(110,075)	(966,776)

	LME Copper Futures Contract	Short	March 2016	(54)	(6,356,137)	40,162	332,375

	LME Copper Futures Contract	Long	May 2016	52	6,115,200	(38,675)	(318,063)
	Total Copper			195	19,802,113	(121,576)	(1,041,707)

	Lead

	LME Lead Futures Contract	Long	January 2016	16	718,800	5,200	42,244

	LME Lead Futures Contract	Short	January 2016	(16)	(718,800)	(5,200)	(86,800)

	LME Lead Futures Contract	Long	March 2016	54	2,425,275	17,550	206,769

	LME Lead Futures Contract	Short	March 2016	(54)	(2,425,275)	(17,550)	(173,619)

2	Nuveen Investments

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Lead (continued)

	LME Lead Futures Contract	Long	May 2016	51	$2,289,900	$17,213	$149,413

	LME Lead Futures Contract	Short	May 2016	(23)	(1,032,700)	(7,763)	(55,006)

	LME Lead Futures Contract	Long	July 2016	18	808,875	6,300	41,288

	LME Lead Futures Contract	Short	July 2016	(1)	(44,938)	(350)	(1,750)
	Total Lead			45	2,021,137	15,400	122,539

	Nickel

	LME Nickel Futures Contract	Long	January 2016	50	2,636,400	36,150	(664,350)

	LME Nickel Futures Contract	Short	January 2016	(50)	(2,636,400)	(36,150)	398,760

	LME Nickel Futures Contract	Long	March 2016	90	4,759,560	64,800	(534,942)

	LME Nickel Futures Contract	Short	March 2016	(28)	(1,480,752)	(20,160)	263,826

	LME Nickel Futures Contract	Long	May 2016	22	1,166,880	15,708	(197,520)

	LME Nickel Futures Contract	Short	May 2016	(2)	(106,080)	(1,428)	19,218
	Total Nickel			82	4,339,608	58,920	(715,008)

	Zinc

	LME Zinc Futures Contract	Long	January 2016	41	1,640,256	(25,112)	(183,719)

	LME Zinc Futures Contract	Short	January 2016	(41)	(1,640,256)	25,113	(31,338)

	LME Zinc Futures Contract	Long	March 2016	99	3,982,275	(60,637)	(128,631)

	LME Zinc Futures Contract	Short	March 2016	(49)	(1,971,025)	30,013	142,750

	LME Zinc Futures Contract	Long	May 2016	49	1,980,825	(28,175)	(144,538)
	Total Zinc			99	3,992,075	(58,798)	(345,476)
	Total Industrial Metals			717	41,344,027	(259,916)	(2,669,822)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2016	363	6,511,312	(4,538)	(328,796)

	CBOT Corn Futures Contract	Long	May 2016	95	1,731,375	(3,563)	(119,781)
	Total Corn			458	8,242,687	(8,101)	(448,577)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2016	287	7,619,850	(60,270)	(330,219)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2016	51	940,950	(9,792)	(22,781)

	CBOT Soybean Oil Futures Contract	Long	May 2016	35	650,160	(6,720)	(4,866)
	Total Soybean Oil			86	1,591,110	(16,512)	(27,647)

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2016	318	13,741,575	(95,400)	(238,976)

Nuveen Investments	3

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	March 2016	209	$4,895,825	$31,350	$(195,570)

	CBOT Wheat Futures Contract	Long	March 2016	110	2,585,000	1,375	(171,003)

	MGEX Red Spring Wheat Futures Contract	Long	March 2016	16	394,600	800	(17,578)
	Total Wheat			335	7,875,425	33,525	(384,151)
	Total Agriculturals			1,484	39,070,647	(146,758)	(1,429,570)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	February 2016	183	19,401,660	7,320	(1,257,554)

	Palladium

	NYMEX Palladium Futures Contract	Long	March 2016	19	1,067,800	24,795	(89,377)

	Platinum

	NYMEX Platinum Futures Contract	Long	April 2016	43	1,920,380	44,290	76,977

	Silver

	CEC Silver Futures Contract	Long	March 2016	77	5,314,155	(15,015)	(428,398)
	Total Precious Metals			322	27,703,995	61,390	(1,698,352)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2016	69	2,215,590	(12,420)	(37,221)

	Coffee

	ICE Coffee C Futures Contract	Long	March 2016	56	2,660,700	64,050	143,197

	ICE Coffee C Futures Contract	Long	May 2016	17	821,100	19,444	26,138

	LIFFE Coffee Robusta Futures Contract	Long	March 2016	45	688,500	6,750	(7,688)
	Total Coffee			118	4,170,300	90,244	161,647

	Cotton

	ICE Cotton Futures Contract	Long	March 2016	148	4,682,720	(51,060)	76,069

	Sugar

	ICE Sugar 11 Futures Contract	Long	March 2016	199	3,396,691	20,059	591,223

	ICE Sugar 11 Futures Contract	Long	May 2016	132	2,205,773	23,654	114,857

	ICE Sugar Futures Contract	Long	March 2016	34	717,740	5,440	42,360
	Total Sugar			365	6,320,204	49,153	748,440
	Total Foods & Fibers			700	17,388,814	75,917	948,935

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2016	48	3,927,600	48,600	260,218

4	Nuveen Investments

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock (cont inued)	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2016	271	$6,482,320	$2,710	$(527,388)

	CME Lean Hogs Futures Contract	Long	April 2016	47	1,239,860	(1,410)	47,980
	Total Lean Hogs			318	7,722,180	1,300	(479,408)

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2016	169	9,247,680	6,760	66,737

	CME Live Cattle Futures Contract	Long	April 2016	14	772,660	(420)	(22,413)

	CME Live Cattle Futures Contract	Long	June 2016	109	5,572,080	1,090	193,468
	Total Live Cattle			292	15,592,420	7,430	237,792
	Total Livestock			658	27,242,200	57,330	18,602
	Total Futures Contracts outstanding			5,716	$217,787,909	$1,161,024	$(9,058,112)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$20,019,768	$—	$20,019,768
U.S. Government and Agency Obligations	—	176,033,788	—	176,033,788
Investments in Derivatives:
Futures Contracts*	(9,058,112)	—	—	(9,058,112)
Total	$(9,058,112)	$196,053,556	$—	$186,995,444
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	5

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $196,095,826.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$7,991
Depreciation	(50,261)
Net unrealized appreciation (depreciation) of investments	$(42,270)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

6	Nuveen Investments

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 65.4%

	CORPORATE BONDS – 27.6%

	Automobiles – 0.2%

$15	General Motors Financial Company Inc.	3.200%	7/13/20	BBB–	$14,769

	Banks – 5.9%

25	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A1	25,657

60	Bank of America Corporation	5.650%	5/01/18	A	64,517

25	BB&T Corporation	1.450%	1/12/18	A+	24,838

80	Citigroup Inc.	1.700%	4/27/18	A	79,244

20	Fifth Third Bancorp.	4.500%	6/01/18	A–	21,063

45	General Electric Capital Corporation	5.625%	5/01/18	AA+	49,082

60	JPMorgan Chase & Company	6.000%	1/15/18	A+	64,808

25	KeyCorp.	2.300%	12/13/18	A–	25,037

55	Wells Fargo & Company	2.125%	4/22/19	AA–	55,040
395	Total Banks				409,286

	Beverages – 0.6%

25	Anheuser Busch InBev Finance Inc.	1.250%	1/17/18	A2	24,766

15	Heineken NV, 144A	1.400%	10/01/17	BBB+	14,941
40	Total Beverages				39,707

	Biotechnology – 0.2%

10	Biogen Inc.	2.900%	9/15/20	A–	9,978

	Capital Markets – 2.7%

25	Charles Schwab Corporation	1.500%	3/10/18	A	24,879

20	Deutsche Bank AG London	2.500%	2/13/19	A–	20,152

70	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	76,015

55	Morgan Stanley	2.125%	4/25/18	A	55,123

15	Nomura Holdings Incorporated	2.750%	3/19/19	BBB+	15,084
185	Total Capital Markets				191,253

	Chemicals – 0.6%

20	Eastman Chemical Company	2.700%	1/15/20	BBB	19,811

25	Ecolab Inc.	1.450%	12/08/17	BBB+	24,764
45	Total Chemicals				44,575

	Consumer Finance – 0.6%

20	American Express Company	1.550%	5/22/18	A+	19,846

25	Capital One Financial Corporation	2.450%	4/24/19	A–	25,051
45	Total Consumer Finance				44,897

Nuveen Investments	7

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 0.9%

$45	BNP Paribas	2.700%	8/20/18	A+	$45,646

15	Voya Financial Inc.	2.900%	2/15/18	BBB	15,165
60	Total Diversified Financial Services				60,811

	Diversified Telecommunication Services – 0.7%

15	AT&T, Inc.	1.400%	12/01/17	A–	14,931

35	Verizon Communications	3.650%	9/14/18	A–	36,606
50	Total Diversified Telecommunication Services				51,537

	Food & Staples Retailing – 0.9%

25	CVS Health Corporation	2.250%	12/05/18	BBB+	25,126

15	Sysco Corporation	2.600%	10/01/20	A2	15,030

25	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	24,953
65	Total Food & Staples Retailing				65,109

	Food Products – 1.7%

40	Bunge Limited Finance Company	3.500%	11/24/20	BBB	39,795

20	Kraft Heinz Foods Company, 144A	2.000%	7/02/18	BBB–	19,929

20	Mondelez International Inc.	2.250%	2/01/19	Baa1	19,995

20	Tyson Foods	2.650%	8/15/19	BBB	20,016

20	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	20,192
120	Total Food Products				119,927

	Health Care Equipment & Supplies – 0.4%

25	Becton Dickinson & Company	1.800%	12/15/17	BBB+	24,965

	Health Care Providers & Services – 1.4%

20	Aetna Inc.	1.500%	11/15/17	A	19,924

25	Cardinal Health Inc.	2.400%	11/15/19	A–	25,000

25	UnitedHealth Group Incorporated	1.400%	12/15/17	A+	24,929

15	Wellpoint Inc.	1.875%	1/15/18	A	14,936

15	Zoetis Incorporated	1.875%	2/01/18	Baa2	14,799
100	Total Health Care Providers & Services				99,588

	Insurance – 1.5%

25	AFLAC Insurance	2.650%	2/15/17	A–	25,329

25	American International Group, Inc.	5.850%	1/16/18	A–	26,932

25	Berkshire Hathaway Finance Corporation	2.000%	8/15/18	AA	25,374

25	Prudential Financial Inc.	6.000%	12/01/17	A	26,847
100	Total Insurance				104,482

	Internet & Catalog Retail – 0.3%

20	Amazon.com Incorporated	1.200%	11/29/17	AA–	19,923

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Life Sciences Tools & Services – 0.3%

$20	Thermo Fischer Scientific Inc.	1.300%	2/01/17	BBB	$19,929

	Machinery – 0.7%

25	Caterpillar Financial Services Corporation	2.450%	9/06/18	A	25,375

25	John Deere Capital Corporation	2.800%	9/18/17	A	25,555
50	Total Machinery				50,930

	Media – 1.5%

20	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	21,538

15	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	14,914

30	Comcast Corporation	5.875%	2/15/18	A–	32,678

25	DIRECTV Holdings LLC	2.400%	3/15/17	A–	25,202

10	Discovery Communications Inc.	5.625%	8/15/19	BBB–	10,883
100	Total Media				105,215

	Metals & Mining – 0.6%

15	Rio Tinto Finance USA PLC	1.625%	8/21/17	A–	14,785

25	StatOilHydro ASA	5.250%	4/15/19	Aa2	27,275
40	Total Metals & Mining				42,060

	Multi-Utilities – 0.4%

25	Sempra Energy	2.300%	4/01/17	BBB+	25,145

	Oil, Gas & Consumable Fuels – 1.7%

10	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB	10,486

25	BP Capital Markets PLC	2.241%	9/26/18	A	25,081

25	Chevron Corporation	1.104%	12/05/17	Aa1	24,829

35	Phillips 66	2.950%	5/01/17	A3	35,475

25	Total Capital SA	2.125%	8/10/18	Aa1	25,074
120	Total Oil, Gas & Consumable Fuels				120,945

	Pharmaceuticals – 0.9%

50	McKesson Corporation	1.292%	3/10/17	BBB+	49,861

15	Merck & Company Inc.	1.300%	5/18/18	AA	14,964
65	Total Pharmaceuticals				64,825

	Real Estate Investment Trust – 0.8%

15	American Tower Company	4.500%	1/15/18	BBB	15,644

20	Realty Income Corporation	2.000%	1/31/18	BBB+	20,011

20	Ventas Realty LP	2.000%	2/15/18	BBB+	19,904
55	Total Real Estate Investment Trust				55,559

	Road & Rail – 0.4%

25	Burlington Northern Santa Fe Corporation	5.750%	3/15/18	A3	26,991

	Software – 0.2%

15	Total System Services Inc.	2.375%	6/01/18	BBB–	14,845

Nuveen Investments	9

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 0.2%

$15	Hyundai Capital America, 144A	2.400%	10/30/18	A–	$14,956

	Technology Hardware, Storage & Peripherals – 0.5%

20	Apple Inc.	2.100%	5/06/19	AA+	20,239

15	Hewlett Packard Enterprise Co, 144A	2.850%	10/05/18	A–	14,995
35	Total Technology Hardware, Storage & Peripherals				35,234

	Wireless Telecommunication Services – 0.8%

25	Rogers Communications Inc.	6.800%	8/15/18	BBB+	27,908

25	Vodafone Group PLC	1.500%	2/19/18	BBB+	24,724
50	Total Wireless Telecommunication Services				52,632
$1,890	Total Corporate Bonds (cost $1,940,804)				1,930,073

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 27.9%

$77	AEP Texas Central Transition Funding, Series 2012-1	0.880%	12/01/18	AAA	$76,849

50	Ally Auto Receivables Trust 2014-2	1.250%	4/15/19	AAA	49,894

55	Capital Auto Receivables Asset Trust, Asset Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	54,978

50	Capital One Multi Asset Execution Trust, Series 2015-A1	1.390%	1/15/21	AAA	49,723

52	CarMax Auto Owner Trust, Series 2014-1	0.790%	10/15/18	Aaa	51,932

100	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	AAA	106,819

110	Commercial Mortgage Trust 2014-BBG, 144A	1.226%	3/15/29	AAA	108,818

80	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	78,766

86	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	86,118

100	Discover Card Master Trust I 2007-A1	5.650%	3/16/20	AAA	106,915

81	Energy Texas Restoration Funding LLC	3.650%	8/01/19	AAA	83,221

116	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	116,096

117	Fannie Mae Alternative Credit Enhanced Securities	1.513%	12/25/17	Aaa	116,464

56	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	2.027%	1/25/24	AA+	56,149

58	Fannie Mae, Connecticut Avenue Securities Series 2014-C02	1.377%	5/25/24	Aaa	57,000

55	Fannie Mae, Connecticut Avenue Securities Series 2014-C03	1.627%	7/25/24	Aaa	55,054

109	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	108,991

55	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A	1.726%	12/15/16	AAA	54,812

90	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.794%	8/10/45	A	92,089

99	GP Portfolio Trust 2014-GPP A, 144A	1.376%	2/15/27	AAA	98,921

53	Hyundai Auto Receivables Trust, Series 2014-B	0.900%	12/17/18	AAA	53,292

40	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2004-1	4.500%	2/25/19	AA+	40,665

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$23	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-2	5.000%	3/25/18	AA+	$22,573

60	Nissan Auto Receivables Owner Trust, Series 2013-B	1.310%	10/15/19	Aaa	59,918

50	Volkswagen Auto Loan Enhanced Trust, Series 2014-A	0.910%	10/22/18	Aaa	49,640

115	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C12 A2	0.735%	3/15/48	AAA	115,843
$1,937	Total Asset-Backed and Mortgage-Backed Securities (cost $1,954,251)				1,951,540

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.9%

$700	U.S. Treasury Notes	0.750%	10/31/17	Aaa	$696,328
$700	Total U.S. Government and Agency Obligations (cost $697,375)				696,328
	Total Long-Term Investments (cost $4,592,430)				4,577,941

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 30.4%

	REPURCHASE AGREEMENTS – 10.8%

$137	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $137,313, collateralized by $140,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $144,351	0.030%	1/04/16	N/A	$137,312

618	Repurchase Agreement with State Street Bank, dated 12/31/15, repurchase price $617,854, collateralized by $650,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $630,248 (3)	0.010%	1/04/16	N/A	617,853
755	Total Repurchase Agreements (cost $755,165)				755,165

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 19.6%

125	U.S. Treasury Bills	0.000%	2/04/16	Aaa	124,989

400	U.S. Treasury Bills	0.000%	3/03/16	Aaa	399,930

250	U.S. Treasury Bills	0.000%	3/31/16	Aaa	249,894

100	U.S. Treasury Bills	0.000%	4/28/16	Aaa	99,916

500	U.S. Treasury Notes	0.625%	11/15/16	Aaa	499,335
$1,375	Total U.S. Government and Agency Obligations (cost $1,374,035)				1,374,064
	Total Short-Term Investments (cost $2,129,200)				2,129,229
	Total Investments (cost $6,721,630) – 95.8%				6,707,170
	Other Assets Less Liabilities – 4.2% (4)				294,793
	Net Assets – 100%				$7,001,963

Nuveen Investments	11

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Investments in Derivatives as of December 31, 2015 (5)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	February 2016	(21)	$(490,770)	$(25,830)	$(15,036)
	Total Energy					(25,830)	(15,036)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2016	9	338,737	(4,275)	7,425

	LME Primary Aluminum Futures Contract	Short	January 2016	(9)	(338,737)	4,275	(2,063)

	LME Primary Aluminum Futures Contract	Short	February 2016	(9)	(339,469)	4,275	(8,662)
	Total Aluminum					4,275	(3,300)

	Copper

	CEC Copper High Grade Futures Contract	Short	March 2016	(2)	(106,750)	575	6,946

	LME Copper Futures Contract	Long	January 2016	4	471,225	(3,050)	7,300

	LME Copper Futures Contract	Short	January 2016	(4)	(471,225)	3,050	41,675

	LME Copper Futures Contract	Short	February 2016	(5)	(588,906)	3,812	(10,431)
	Total Copper					4,387	45,490

	Lead

	LME Lead Futures Contract	Long	January 2016	2	89,850	650	7,350

	LME Lead Futures Contract	Short	January 2016	(2)	(89,850)	(650)	(7,975)

	LME Lead Futures Contract	Long	February 2016	8	359,500	2,600	19,162

	LME Lead Futures Contract	Short	February 2016	(6)	(269,625)	(1,950)	(25,350)
	Total Lead					650	(6,813)

	Nickel

	LME Nickel Futures Contract	Long	January 2016	2	105,456	1,446	(2,088)

	LME Nickel Futures Contract	Short	January 2016	(2)	(105,456)	(1,446)	16,008

	LME Nickel Futures Contract	Short	February 2016	(2)	(105,618)	(1,446)	2,070
	Total Nickel					(1,446)	15,990

	Zinc

	LME Zinc Futures Contract	Long	January 2016	3	120,019	(1,837)	2,419

	LME Zinc Futures Contract	Short	January 2016	(3)	(120,019)	1,837	3,706

	LME Zinc Futures Contract	Short	February 2016	(3)	(120,319)	1,838	(2,400)
	Total Zinc					1,838	3,725
	Total Industrial Metals					9,704	55,092

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	March 2016	(13)	(233,187)	163	19,625

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Short	March 2016	(6)	(159,300)	1,260	13,140

12	Nuveen Investments

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2016	3	$55,350	$(576)	$(1,391)

	Soybeans

	CBOT Soybean Futures Contract	Short	March 2016	(9)	(388,912)	2,700	8,199

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	March 2016	(2)	(46,850)	(300)	4,150

	CBOT Wheat Futures Contract	Short	March 2016	(8)	(188,000)	(100)	20,175
	Total Wheat					(400)	24,325
	Total Agriculturals					3,147	63,898

Precious Metals	Gold

	CEC Gold Futures Contract	Short	February 2016	(6)	(636,120)	(240)	39,795

	Palladium

	NYMEX Palladium Futures Contract	Short	March 2016	(1)	(56,200)	(1,305)	8,765

	Platinum

	NYMEX Platinum Futures Contract	Short	April 2016	(1)	(44,660)	(1,030)	(2,856)

	Silver

	CEC Silver Futures Contract	Short	March 2016	(2)	(138,030)	390	8,872
	Total Precious Metals					(2,185)	54,576

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2016	1	32,110	(180)	(840)

	Coffee

	ICE Coffee C Futures Contract	Short	March 2016	(3)	(142,538)	(3,431)	(5,147)

	LIFFE Coffee Robusta Futures Contract	Short	March 2016	(1)	(15,300)	(150)	(100)
	Total Coffee					(3,581)	(5,247)

	Cotton

	ICE Cotton Futures Contract	Long	March 2016	4	126,560	(1,380)	(1,330)

	Sugar

	ICE Sugar 11 Futures Contract	Long	March 2016	9	153,619	90	633

	ICE Sugar Futures Contract	Long	March 2016	1	21,110	160	634
	Total Sugar					250	1,267
	Total Foods & Fibers					(4,891)	(6,150)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	March 2016	(1)	(81,825)	(1,013)	(723)

Nuveen Investments	13

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2015 (Unaudited)

Investments in Derivatives as of December 31, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock (continued)	Lean Hogs

	CME Lean Hogs Futures Contract	Short	February 2016	(8)	$(191,360)	$(80)	$5,500

	Live Cattle

	CME Live Cattle Futures Contract	Short	February 2016	(8)	(437,760)	(320)	16,992
	Total Livestock					(1,413)	21,769
	Total Futures Contracts outstanding					$(21,468)	$174,149

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$1,930,073	$—	$1,930,073
Asset-Backed and Mortgage-Backed Securities	—	1,951,540	—	1,951,540
U.S. Government and Agency Obligations	—	696,328	—	696,328
Short-Term Investments:
Repurchase Agreements	—	755,165	—	755,165
U.S. Government and Agency Obligations	—	1,374,064	—	1,374,064
Investments in Derivatives:
Futures Contracts*	174,149	—	—	174,149
Total	$174,149	$6,707,170	$—	$6,881,319
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

14	Nuveen Investments

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $6,721,630.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,302
Depreciation	(15,762)
Net unrealized appreciation (depreciation) of investments	$(14,460)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

(7)	The aggregate Numbers of Contracts for long and short futures contracts outstanding is 46 and (137), respectively.

(8)	The aggregate Notional Amount at Value for long and short futures contracts outstanding is $1,873,536 and $(5,906,786), respectively.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

NYMEX	New York Mercantile Exchange

Nuveen Investments	15

Nuveen Preferred Securities Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 92.7%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 27.6%

	Banks – 5.7%

147,753	Citigroup Inc.	8.125%	BB+	$4,182,887

615,317	Citigroup Inc.	7.125%	BB+	17,235,029

91,310	Citigroup Inc.	6.875%	BB+	2,543,897

508,667	Countrywide Capital Trust III	7.000%	BBB–	13,037,135

256,113	Fifth Third Bancorp.	6.625%	Baa3	7,401,666

106,023	PNC Financial Services	6.125%	Baa2	3,025,896

209,727	Private Bancorp Incorporated	7.125%	N/R	5,578,738

121,670	Regions Financial Corporation	6.375%	BB	3,207,221

696,515	Regions Financial Corporation	6.375%	BB	18,896,452

112,951	Royal Bank of Canada	6.750%	Baa2	3,309,464

196,900	Texas Capital Bancshares Inc.	6.500%	Ba2	4,995,353

70,000	U.S. Bancorp.	6.500%	A3	2,009,000

339,559	Wells Fargo & Company	6.625%	BBB	9,755,530

454,448	Zions Bancorporation	6.300%	BB–	11,874,272
	Total Banks			107,052,540

	Capital Markets – 2.8%

261,500	Goldman Sachs Group, Inc.	5.500%	Ba1	6,770,235

1,174,913	Morgan Stanley	7.125%	Ba1	33,602,512

453,580	Morgan Stanley	6.875%	Ba1	12,586,845
	Total Capital Markets			52,959,592

	Consumer Finance – 0.5%

90,900	Capital One Financial Corporation	6.700%	Baa3	2,504,295

210,053	Discover Financial Services	6.500%	BB–	5,560,103

30,200	GMAC Capital Trust I	8.125%	B+	765,872
	Total Consumer Finance			8,830,270

	Diversified Financial Services – 0.2%

152,500	KKR Financial Holdings LLC	7.375%	BBB	4,053,450

	Diversified Telecommunication Services – 0.1%

102,380	Verizon Communications Inc.	5.900%	A–	2,827,736

	Electric Utilities – 0.2%

143,000	Entergy Arkansas Inc., (3)	6.450%	BB+	3,700,125

	Food Products – 2.9%

506,287	CHS Inc.	7.875%	N/R	14,581,066

10,842	CHS Inc.	7.500%	N/R	293,276

16	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Food Products (continued)

582,900	CHS Inc.	7.100%	N/R	$15,895,683

470,500	CHS Inc.	6.750%	N/R	12,614,105

53,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,563,346

42,605	Dairy Farmers of America Inc., 144A, (3)	7.785%	Baa3	4,336,392
	Total Food Products			53,283,868

	Insurance – 7.7%

113,570	Aegon N.V	8.000%	Baa1	3,127,718

172,286	Aegon N.V	6.375%	Baa1	4,444,979

208,422	American Financial Group	6.000%	Baa2	5,350,193

332,880	Arch Capital Group Limited	6.750%	BBB+	8,937,828

93,825	Aspen Insurance Holdings Limited	7.250%	BBB–	2,464,783

992,542	Aspen Insurance Holdings Limited	5.950%	BBB–	25,597,658

412,627	Axis Capital Holdings Limited	6.875%	BBB	11,066,656

142,461	Delphi Financial Group, Inc., (3)	7.376%	BB+	3,539,273

346,781	Endurance Specialty Holdings Limited	7.500%	BBB–	8,950,418

187,876	Hartford Financial Services Group Inc.	7.875%	BBB–	5,936,882

829,088	Kemper Corporation	7.375%	Ba1	22,020,577

493,155	Maiden Holdings Limited	8.250%	BB	12,994,634

48,610	Maiden Holdings NA Limited	8.000%	BBB–	1,278,929

373,918	Maiden Holdings NA Limited	7.750%	BBB–	10,080,829

617,500	Reinsurance Group of America Inc.	6.200%	BBB	17,932,200
	Total Insurance			143,723,557

	Oil, Gas & Consumable Fuels – 0.6%

508,295	Nustar Logistics Limited Partnership	7.625%	Ba2	10,531,872

	Real Estate Investment Trust – 0.3%

206,561	Wells Fargo REIT	6.375%	BBB+	5,405,701

	U.S. Agency – 6.6%

305,200	AgriBank FCB, (3)	6.875%	BBB+	32,265,378

325,300	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	33,394,094

82,426	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	8,319,874

263,810	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	27,469,216

405,287	Federal Agricultural Mortgage Corporation	6.875%	N/R	10,650,943

400,000	Federal Agricultural Mortgage Corporation	6.000%	N/R	10,284,000
	Total U.S. Agency			122,383,505
	Total $25 Par (or similar) Retail Preferred (cost $482,867,197)			514,752,216

Nuveen Investments	17

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.9%

	Insurance – 0.9%

$1,700	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$1,933,072

8,000	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	5,400,000

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,595,052

733	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	1,063,853

5,432	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	6,600,065
$17,865	Total Corporate Bonds (cost $18,249,282)				17,592,042

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 64.2%

	Banks – 30.0%

1,600	Banco Santander SA, Reg S	6.375%	N/A (4)	Ba1	$1,519,411

3,489	Bank of America Corporation	8.125%	N/A (4)	BB+	3,550,058

14,503	Bank of America Corporation	8.000%	N/A (4)	BB+	14,756,803

17,800	Bank of America Corporation	6.500%	N/A (4)	BB+	18,756,750

20,690	Bank of America Corporation	6.250%	N/A (4)	BB+	20,741,725

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	7,965,390

46,890	Barclays PLC	8.250%	N/A (4)	BB+	49,923,829

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	4,832,828

9,330	Citigroup Inc.	6.250%	N/A (4)	BB+	9,516,600

21,585	Citigroup Inc.	5.875%	N/A (4)	BB+	21,423,113

6,710	Citigroup Inc.	5.800%	N/A (4)	BB+	6,652,965

11,675	Citizens Financial Group Inc., 144A	5.500%	N/A (4)	BB+	11,494,038

9,235	Commerzbank AG, 144A	8.125%	9/19/23	BBB–	10,599,102

2,155	Credit Agricole SA, 144A	7.875%	N/A (4)	BB+	2,203,488

9,400	Credit Agricole, S.A, 144A	6.625%	N/A (4)	BB+	9,240,200

27,245	Goldman Sachs Group Inc.	5.375%	N/A (4)	Ba1	27,074,719

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	Baa1	13,594,620

7,975	HSBC Holdings PLC	6.375%	N/A (4)	BBB	7,875,313

11,850	HSBC Holdings PLC	6.375%	N/A (4)	BBB	11,835,188

21,555	ING Groep N.V	6.500%	N/A (4)	Ba1	21,056,541

14,340	Intesa Sanpaolo, 144A	7.700%	N/A (4)	Ba3	14,608,875

28,080	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	30,607,200

10,180	JPMorgan Chase & Company	5.300%	N/A (4)	BBB–	10,141,825

9,073	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	9,236,314

49,995	Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB+	53,244,671

3,410	M&T Bank Corporation	6.450%	N/A (4)	Baa2	3,589,025

18	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

10,310	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	$10,067,200

11,134	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	11,843,793

7,132	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB	8,834,765

19,838	Royal Bank of Scotland Group PLC	7.500%	N/A (4)	BB–	20,656,318

30,500	Societe Generale, 144A	7.875%	N/A (4)	BB+	30,387,150

8,460	Standard Chartered PLC, 144A	6.500%	N/A (4)	BBB–	8,173,891

4,785	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	4,814,906

630	U.S. Bancorp.	5.125%	N/A (4)	A3	633,938

32,257	Wells Fargo & Company	7.980%	N/A (4)	BBB	33,506,959

20,540	Wells Fargo & Company	5.875%	N/A (4)	BBB	21,618,350

11,281	Zions Bancorporation	7.200%	N/A (4)	BB–	12,056,569
534,784	Total Banks				558,634,430

	Capital Markets – 3.2%

6,775	Bank of New York Mellon Corporation	4.950%	N/A (4)	Baa1	6,639,500

16,227	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	17,035,624

12,990	Morgan Stanley	5.550%	N/A (4)	Ba1	12,990,000

4,150	State Street Corporation	5.250%	N/A (4)	Baa1	4,155,188

16,990	UBS Group AG, Reg S	7.125%	N/A (4)	BB+	17,791,520
57,132	Total Capital Markets				58,611,832

	Consumer Finance – 1.6%

6,535	American Express Company	5.200%	N/A (4)	Baa2	6,453,313

8,095	American Express Company	4.900%	N/A (4)	Baa2	7,690,250

15,955	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	15,875,225
30,585	Total Consumer Finance				30,018,788

	Diversified Financial Services – 5.9%

29,950	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB	31,915,469

10,965	BNP Paribas, 144A	7.375%	N/A (4)	BBB–	11,252,831

12,300	BNP Paribas, 144A	7.195%	N/A (4)	BBB	14,052,750

9,000	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (4)	A+	8,932,500

32,858	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa2	40,563,201

2,605	Voya Financial Inc.	5.650%	5/15/53	Baa3	2,565,925
97,678	Total Diversified Financial Services				109,282,676

	Food Products – 1.4%

7,614	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	8,070,840

17,075	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	17,736,656
24,689	Total Food Products				25,807,496

Nuveen Investments	19

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 2.7%

5,856	General Electric Company	4.100%	N/A (4)	AA–	$5,841,723

45,005	General Electric Company	4.000%	N/A (4)	AA–	45,004,931
50,861	Total Industrial Conglomerates				50,846,654

	Insurance – 15.5%

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (4)	N/R	6,997,060

12,835	Aviva PLC, Reg S	8.250%	N/A (4)	BBB	13,925,962

3,253	AXA SA	8.600%	12/15/30	A3	4,371,216

16,764	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	13,327,380

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	5,770,397

6,200	CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	6,728,451

71,540	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	51,508,799

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (4)	A–	4,317,127

1,538	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BBB–	1,226,555

4,743	La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB	5,098,284

13,076	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	18,044,880

7,270	MetLife Inc.	5.250%	N/A (4)	BBB	7,397,225

2,645	Principal Financial Group	4.700%	5/15/55	Baa2	2,629,130

16,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	17,704,500

3,690	Prudential Financial Inc.	5.375%	5/15/45	BBB+	3,685,388

4,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	5,093,550

23,028	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	25,360,529

12,425	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	12,953,063

44,275	Sirius International Group Limited, 144A	7.506%	N/A (4)	BBB–	44,717,748

38,324	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	38,707,240
298,154	Total Insurance				289,564,484

	Machinery – 0.1%

1,790	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,879,500

	Metals & Mining – 0.9%

17,775	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	17,397,281

	Real Estate Investment Trust – 1.7%

24,796	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	31,441,328

	U.S. Agency – 1.2%

18,350	Farm Credit Bank of Texas, 144A	10.000%	N/A (4)	Baa1	22,610,641
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,174,862,842)				1,196,095,110
	Total Long-Term Investments (cost $1,675,979,321)				1,728,439,368

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.1%

	REPURCHASE AGREEMENTS – 6.1%

$112,967	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $112,966,975, collateralized by $111,755,000 U.S Treasury Bonds, 3.125%, due 2/15/43, value $115,228,345	0.030%	1/04/16	$112,966,598
	Total Short-Term Investments (cost $112,966,598)			112,966,598
	Total Investments (cost $1,788,945,919) – 98.8%			1,841,405,966
	Other Assets Less Liabilities – 1.2% (5)			22,021,239
	Net Assets – 100%			$1,863,427,205

Investments in Derivatives as of December 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Variation Margin Receivable/ Payable	Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	$80,000,000	Receive	3-Month USD -LIBOR-ICE	2.474%	Quarterly	7/13/16	7/13/21	$(164,743)	$(2,177,589)
*	Citigroup Global Market Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$396,164,518	$118,587,698	$—	$514,752,216
Corporate Bonds	—	17,592,042	—	17,592,042
$1,000 Par (or similar) Institutional Preferred	—	1,196,095,110	—	1,196,095,110
Short-Term Investments:
Repurchase Agreements	—	112,966,598	—	112,966,598
Investments in Derivatives:
Interest Rate Swaps*	—	(2,177,589)	—	(2,177,589)
Total	$396,164,518	$443,063,589	$—	$1,839,228,377
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	21

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $1,790,112,413.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$68,150,605
Depreciation	(16,857,052)
Net unrealized appreciation (depreciation) of investments	$51,293,553

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

22	Nuveen Investments

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.3%

	COMMON STOCKS – 19.3%

	Air Freight & Logistics – 1.5%

27,800	United Parcel Service, Inc., Class B	$2,675,195

	Automobiles – 1.0%

125,000	Ford Motor Company	1,761,250

	Biotechnology – 2.5%

43,900	Gilead Sciences, Inc.	4,442,239

	Capital Markets – 2.2%

100,384	Ares Capital Corporation	1,430,472

144,708	Hercules Technology Growth Capital, Inc.	1,763,992

53,901	TPG Specialty Lending, Inc.	874,274
	Total Capital Markets	4,068,738

	Chemicals – 0.5%

106,026	CVR Partners LP	849,268

	Diversified Consumer Services – 0.9%

63,025	Stonemor Partners LP	1,684,658

	Industrial Conglomerates – 1.0%

70,300	Philips Electronics	1,789,135

	Insurance – 1.0%

54,000	Unum Group	1,797,660

	Media – 1.0%

57,654	National CineMedia, Inc.	905,744

20,700	Viacom Inc., Class B	852,012
	Total Media	1,757,756

	Pharmaceuticals – 3.0%

79,400	AstraZeneca PLC, (2)	2,695,631

65,500	GlaxoSmithKline PLC, (2)	2,642,925
	Total Pharmaceuticals	5,338,556

	Real Estate Investment Trust – 2.3%

105,800	National Storage Affiliates Trust	1,812,354

121,662	New Residential Investment	1,479,410

48,300	Paramount Group Inc.	874,230
	Total Real Estate Investment Trust	4,165,994

	Software – 0.6%

32,100	Oracle Corporation	1,172,613

Nuveen Investments	23

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Technology Hardware, Storage & Peripherals – 0.5%

23,600	Seagate Technology			$865,176

	Tobacco – 1.3%

97,956	Vector Group Ltd.			2,310,782
	Total Common Stocks (cost $35,454,661)			34,679,020

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.5%

	Banks – 1.5%

2,355	Wells Fargo & Company	7.500%	BBB	$2,734,153

	Diversified Telecommunication Services – 2.0%

39,000	Frontier Communications Corporation	11.125%	N/R	3,571,620
	Total Convertible Preferred Securities (cost $6,619,757)			6,305,773

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 0.3%

	Real Estate Investment Trust – 0.3%

18,600	Penn Real Estate Investment Trust	7.375%	N/A	$468,906
	Total Preferred Stocks (cost $469,882)			468,906

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 26.0%

	Asset Backed Securities – 0.5%

11,700	Oxford Lane Capital Corporation	8.125%	N/R	$296,478

23,815	Oxford Lane Capital Corporation	7.500%	N/R	570,846
	Total Asset Backed Securities			867,324

	Banks – 3.0%

27,995	Boston Private Financial Holdings Inc.	6.950%	N/R	717,232

18,200	Citigroup Inc.	6.875%	BB+	507,052

24,760	Cowen Group, Inc.	8.250%	N/R	619,000

30,578	FNB Corporation	7.250%	Ba2	893,489

107,290	RBS Capital Trust	6.080%	BB–	2,674,740
	Total Banks			5,411,513

	Capital Markets – 3.7%

30,100	Charles Schwab Corporation	6.000%	BBB	810,593

38,125	Hercules Technology Growth Capital Incorporated	6.250%	N/R	973,331

72,508	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,793,123

61,632	Morgan Stanley	7.125%	Ba1	1,762,675

30,209	Solar Capital Limited	6.750%	BBB–	751,600

22,735	THL Credit Inc.	6.750%	N/R	566,101
	Total Capital Markets			6,657,423

24	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Consumer Finance – 0.7%

17,950	Capital One Financial Corporation	6.700%	Baa3	$494,523

2,385	HSBC Finance Corporation	6.360%	BBB–	61,223

14,460	SLM Corporation, Series A	6.970%	B1	622,503
	Total Consumer Finance			1,178,249

	Diversified Financial Services – 0.5%

26,590	Main Street Capital Corporation	6.125%	N/R	671,929

12,210	PennantPark Investment Corporation	6.250%	BBB–	300,366
	Total Diversified Financial Services			972,295

	Electric Utilities – 0.4%

24,025	Entergy Arkansas Inc., (4)	6.450%	BB+	621,647

	Food Products – 2.0%

72,347	CHS Inc.	7.100%	N/R	1,972,903

63,475	CHS Inc.	0.000%	N/R	1,701,765
	Total Food Products			3,674,668

	Insurance – 4.3%

62,573	Argo Group US Inc.	6.500%	BBB–	1,592,483

33,950	Endurance Specialty Holdings Limited	6.350%	BBB–	871,157

13,430	Hanover Insurance Group	6.350%	BB+	342,062

54,573	Kemper Corporation	7.375%	Ba1	1,449,459

30,666	Maiden Holdings NA Limited	8.000%	BBB–	806,822

33,384	Maiden Holdings NA Limited	7.750%	BBB–	900,033

73,000	National General Holding Company	7.625%	N/R	1,792,880
	Total Insurance			7,754,896

	Oil, Gas & Consumable Fuels – 0.7%

24,810	Scorpio Tankers Inc.	7.500%	N/R	615,288

25,952	Scorpio Tankers Inc.	6.750%	N/R	570,944
	Total Oil, Gas & Consumable Fuels			1,186,232

	Pharmaceuticals – 0.5%

950	Teva Pharmaceutical Industries Limited, (4)	7.000%	N/R	972,325

	Real Estate Investment Trust – 6.4%

7,495	Apollo Commercial Real Estate Finance	8.625%	N/R	193,896

19,556	Apollo Residential Mortgage Inc.	8.000%	N/R	433,165

29,051	Arbor Realty Trust Incorporated	7.375%	N/R	714,655

12,329	Ashford Hospitality Trust Inc.	9.000%	N/R	312,540

20,001	Cedar Shopping Centers Inc., Series A	7.250%	N/R	494,025

25,405	Colony Financial Inc.	0.000%	N/R	634,363

11,814	Colony Financial Inc.	0.000%	N/R	288,970

Nuveen Investments	25

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

33,836	Coresite Realty Corporation	7.250%		N/R	$896,316

66,643	Digital Realty Trust Inc.	7.375%		Baa3	1,792,697

19,474	Dupont Fabros Technology	7.875%		Ba2	493,082

4,330	Inland Real Estate Corporation	8.125%		N/R	109,462

11,273	Northstar Realty Finance Corporation	8.875%		N/R	267,170

22,848	Northstar Realty Finance Corporation	8.750%		N/R	538,070

14,960	Penn Real Estate Investment Trust	8.250%		N/R	386,118

22,143	Rait Financial Trust	7.625%		N/R	429,574

5,685	Rait Financial Trust	7.125%		N/R	123,478

26,656	Retail Properties of America	7.000%		BB	685,059

11,797	STAG Industrial Inc.	6.625%		BB+	299,526

13,953	Summit Hotel Properties Inc.	7.875%		N/R	358,034

10,316	Urstadt Biddle Properties	7.125%		N/R	266,772

71,858	VEREIT, Inc.	6.700%		N/R	1,767,707
	Total Real Estate Investment Trust				11,484,679

	Real Estate Management & Development – 0.4%

30,543	Kennedy-Wilson Inc.	7.750%		BB–	783,428

	Specialty Retail – 1.4%

96,730	TravelCenters of America LLC	8.000%		N/R	2,397,937

4,500	TravelCenters of America LLC	8.000%		N/R	110,520
	Total Specialty Retail				2,508,457

	Wireless Telecommunication Services – 1.5%

104,935	United States Cellular Corporation	7.250%		Ba1	2,690,533
	Total $25 Par (or similar) Retail Preferred (cost $45,982,022)				46,763,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 41.3%

	Banks – 1.5%

$2,225	Citigroup Inc.	5.950%	12/31/49	BB+	$2,141,563

550	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	599,500
2,775	Total Banks				2,741,063

	Beverages – 0.9%

1,275	Cott Beverages Inc.	6.750%	1/01/20	B–	1,316,438

325	Cott Beverages Inc.	5.375%	7/01/22	B–	318,500
1,600	Total Beverages				1,634,938

	Biotechnology – 0.9%

1,825	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	1,606,000

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Markets – 0.3%

$450	BGC Partners Inc.	5.375%	12/09/19	BBB–	$466,858

	Chemicals – 2.9%

2,343	A Schulman Inc., 144A	6.875%	6/01/23	B+	2,243,422

1,400	Trinseo Materials Operating, 144A	6.750%	5/01/22	B–	1,379,000

1,825	Univar Inc., 144A	6.750%	7/15/23	B	1,665,313
5,568	Total Chemicals				5,287,735

	Commercial Services & Supplies – 2.1%

1,645	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,628,550

1,700	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	1,572,500

675	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB–	602,437
4,020	Total Commercial Services & Supplies				3,803,487

	Consumer Finance – 1.9%

1,725	Ally Financial Inc.	5.750%	11/20/25	BB	1,746,563

1,200	Navient Corporation	8.000%	3/25/20	BB	1,185,600

850	SLM Corporation	5.625%	8/01/33	BB	569,500
3,775	Total Consumer Finance				3,501,663

	Diversified Consumer Services – 0.6%

1,900	Gibson Brands Inc., 144A	8.875%	8/01/18	B–	1,102,000

	Diversified Telecommunication Services – 5.0%

3,400	CenturyLink Inc.	7.650%	3/15/42	BB+	2,601,000

3,355	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	3,321,448

405	Frontier Communications Corporation	7.625%	4/15/24	BB	340,200

1,875	GCI Inc.	6.875%	4/15/25	BB–	1,917,188

871	US West Communications Company	6.875%	9/15/33	BBB–	835,705
9,906	Total Diversified Telecommunication Services				9,015,541

	Electric Utilities – 0.3%

685	Talen Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	452,100

	Food & Staples Retailing – 1.8%

1,705	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,764,675

1,450	Whole Foods Market Inc., 144A	5.200%	12/03/25	BBB–	1,448,679
3,155	Total Food & Staples Retailing				3,213,354

	Health Care Providers & Services – 2.2%

400	Kindred Healthcare Inc.	8.000%	1/15/20	B2	374,000

1,595	Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,323,850

2,275	Molina Healthcare Inc., 144A	5.375%	11/15/22	BB	2,275,000
4,270	Total Health Care Providers & Services				3,972,850

Nuveen Investments	27

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 1.3%

$2,350	McDonald’s Corporation	4.875%	12/09/45	BBB+	$2,362,655

	Household Products – 0.9%

1,800	Energizer SpinCo Inc., 144A	5.500%	6/15/25	BB	1,692,000

	Independent Power & Renewable Electricity Producers – 0.4%

850	NRG Energy Inc.	6.250%	5/01/24	BB–	714,170

	Machinery – 2.8%

830	Accuride Corporation	9.500%	8/01/18	B–	688,900

1,700	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	1,721,250

2,855	Terex Corporation	6.000%	5/15/21	BB	2,626,600
5,385	Total Machinery				5,036,750

	Marine – 0.1%

325	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	185,250

	Media – 2.5%

2,125	Altice S.A, 144A	7.625%	2/15/25	B	1,832,812

2,965	Dish DBS Corporation	5.875%	11/15/24	BB–	2,638,850
5,090	Total Media				4,471,662

	Metals & Mining – 1.2%

125	ArcelorMittal	6.125%	6/01/25	BB+	90,938

1,700	ArcelorMittal	7.750%	10/15/39	BB+	1,160,250

1,100	Southern Copper Corporation	5.875%	4/23/45	BBB+	841,751
2,925	Total Metals & Mining				2,092,939

	Real Estate Investment Trust – 2.7%

1,725	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	1,470,562

1,450	Iron Mountain Inc.	6.000%	8/15/23	Ba3	1,500,750

1,975	Select Income REIT	4.500%	2/01/25	Baa2	1,836,523
5,150	Total Real Estate Investment Trust				4,807,835

	Real Estate Management & Development – 2.6%

2,105	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	2,052,375

1,876	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	1,946,350

600	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	579,000
4,581	Total Real Estate Management & Development				4,577,725

	Semiconductors & Semiconductor Equipment – 3.0%

385	Amkor Technology Inc.	6.625%	6/01/21	BB	382,113

2,850	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	2,465,250

2,400	Qorvo Inc., 144A	7.000%	12/01/25	BB+	2,472,000
5,635	Total Semiconductors & Semiconductor Equipment				5,319,363

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Specialty Retail – 1.5%

$2,525	L Brands, Inc., 144A	6.875%	11/01/35	BB+	$2,594,438

	Technology Hardware, Storage & Peripherals – 1.9%

1,775	Hewlett Packard Enterprise Co, 144A	6.350%	10/15/45	A–	1,684,993

2,275	Seagate HDD Cayman, 144A	4.875%	6/01/27	BBB–	1,746,802
4,050	Total Technology Hardware, Storage & Peripherals				3,431,795
$80,595	Total Corporate Bonds (cost $79,389,713)				74,084,171

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.9%

	Banks – 3.0%

1,650	Bank of America Corporation	6.500%	N/A (5)	BB+	$1,738,688

925	Citigroup Inc.	5.800%	N/A (5)	BB+	917,138

925	Wells Fargo & Company	5.875%	N/A (5)	BBB	973,563

1,692	Zions Bancorporation	7.200%	N/A (5)	BB–	1,808,325
	Total Banks				5,437,714

	Consumer Finance – 0.5%

875	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	870,625

	Food Products – 1.8%

3,145	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	3,266,867

	Insurance – 0.6%

900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,026,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $10,411,253)				10,601,206
	Total Long-Term Investments (cost $178,327,288)				172,902,745

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.3%

	REPURCHASE AGREEMENTS – 3.3%

$5,938	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $5,938,080, collateralized by $5,875,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $6,057,595	0.030%	1/04/16		$5,938,060
	Total Short-Term Investments (cost $5,938,060)				5,938,060
	Total Investments (cost $184,265,348) – 99.6%				178,840,805
	Other Assets Less Liabilities – 0.4% (6)				760,386
	Net Assets – 100%				$179,601,191

Nuveen Investments	29

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Investment in Derivatives as of December 31, 2015

Options written outstanding:

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(65)	CVR Partners LP	$(81,250)	2/19/16	$12.50	$(650)

(1,234)	Ford Motor Company	(1,851,000)	4/15/16	15.0	(33,318)

(271)	National CineMedia Inc.	(474,250)	3/18/16	17.5	(6,775)

(207)	Viacom Inc., Class B	(931,500)	2/19/16	45.0	(20,183)
(1,777)	Total Options written (premiums received $70,661)	$(3,338,000)			$(60,926)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$34,679,020	$—	$—	$34,679,020
Convertible Preferred Securities	6,305,773	—	—	6,305,773
Preferred Stocks	468,906	—	—	468,906
$25 Par (or similar) Retail Preferred	45,169,697	1,593,972	—	46,763,669
Corporate Bonds	—	74,084,171	—	74,084,171
$1,000 Par (or similar) Institutional Preferred	—	10,601,206	—	10,601,206
Short-Term Investments:
Repurchase Agreements	—	5,938,060	—	5,938,060
Investments in Derivatives:
Options Written	(60,926)	—	—	(60,926)
Total	$86,562,470	$92,217,409	$—	$178,779,879

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $184,374,818.

30	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,451,685
Depreciation	(7,985,698)
Net unrealized appreciation (depreciation) of investments	$(5,534,013)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

REIT	Real Estate Investment Trust

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2016